Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares Rate	Feb. 22, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	STOCK OPTION GRANT PRACTICES
As discussed in the CD&A above, our Compensation Committee typically approves any stock option awards at its first committee meeting each year.  In addition, our Compensation Committee’s long-standing practice is to ensure that all stock option awards have a grant effective date at least 10 business days after the release of year-end earnings.  Our plans and policies do not permit “back dating” of options and all stock option awards must have an exercise price at least equal to our stock’s fair market value (defined by our LTIP as the average of the high-low price on such date) as of the grant effective date.
Olin issued a press release announcing financial results on the afternoon of January 25, 2024, after market close.
This press release contained Olin’s fourth quarter and full-year 2023 net income, adjusted EBITDA, detailed segment information and a consolidated financial statement.  Our Compensation Committee met on February 21, 2024 at which time it approved our 2024 LTIP awards, of which 50% consisted of stock option grants.  The stock option grants were effective February 22, 2024, 19 trading days after the release of our fourth quarter and full-year 2023 earnings.
The Compensation Committee followed its customary stock option grant practices when approving these stock option awards, which coincided with the filing of our Form 10-K Annual Report.  As a result, below is specific required information regarding these awards.  We do not have a program, plan or practice of timing equity award grants in conjunction with the release of material nonpublic information (or vice versa).  We have never re-priced or back-dated stock options under any of our equity compensation plans and our equity plans explicitly prohibit reducing or repricing the exercise price of stock option awards.

NEO	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award between the Trading
Day ending Immediately Prior
to the Disclosure of Material
Nonpublic Information and
the Trading Day beginning
immediately following the
Disclosure of Material
Nonpublic Information (1)

Kenneth T. Lane (2)	—	—	$—	$—	—%
Todd A. Slater	2/22/2024	34,754	$52.29	$840,004	1.4%
Brett A. Flaugher	2/22/2024	24,825	$52.29	$600,020	1.4%
Dana C. O'Brien	2/22/2024	22,756	$52.29	$550,013	1.4%
Florian J. Kohl	2/22/2024	12,413	$52.29	$300,022	1.4%
Scott M. Sutton (3)	—	—	$—	$—	—%
Patrick M. Schumacher	2/22/2024	24,825	$52.29	$600,020	1.4%
Damian Gumpel	2/22/2024	22,756	$52.29	$550,013	1.4%
(1)The closing price of our common stock on February 21, 2024 was $51.86 and the closing price of our common stock on February 23, 2024 was $52.59.  As additional reference, the closing price of Olin’s stock on January 25, 2024, which preceded the earnings release after market close, was $51.75.  The closing stock price on January 26, 2024 was $55.15, 6.6% above the closing price prior to the earnings release.
(2)Mr. Lane’s stock options were granted in connection with his hiring as our President and CEO effective March 18,
2024, and as a result, he did not receive a stock option grant with our other NEOs on February 22, 2024.  Mr. Lane’s
March 18, 2024 stock option grant did not fall within a period beginning four business days before or one business day after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a report on Form 8-K that disclosed material nonpublic information.
(3)Mr. Sutton did not receive a stock option grant in 2024 as a result of his previously announced departure from the company.

Award Timing Method	As discussed in the CD&A above, our Compensation Committee typically approves any stock option awards at its first committee meeting each year.  In addition, our Compensation Committee’s long-standing practice is to ensure that all stock option awards have a grant effective date at least 10 business days after the release of year-end earnings.  Our plans and policies do not permit “back dating” of options and all stock option awards must have an exercise price at least equal to our stock’s fair market value (defined by our LTIP as the average of the high-low price on such date) as of the grant effective date.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee followed its customary stock option grant practices when approving these stock option awards, which coincided with the filing of our Form 10-K Annual Report.  As a result, below is specific required information regarding these awards.  We do not have a program, plan or practice of timing equity award grants in
	conjunction with the release of material nonpublic information (or vice versa)
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

NEO	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award between the Trading
Day ending Immediately Prior
to the Disclosure of Material
Nonpublic Information and
the Trading Day beginning
immediately following the
Disclosure of Material
Nonpublic Information (1)

Kenneth T. Lane (2)	—	—	$—	$—	—%
Todd A. Slater	2/22/2024	34,754	$52.29	$840,004	1.4%
Brett A. Flaugher	2/22/2024	24,825	$52.29	$600,020	1.4%
Dana C. O'Brien	2/22/2024	22,756	$52.29	$550,013	1.4%
Florian J. Kohl	2/22/2024	12,413	$52.29	$300,022	1.4%
Scott M. Sutton (3)	—	—	$—	$—	—%
Patrick M. Schumacher	2/22/2024	24,825	$52.29	$600,020	1.4%
Damian Gumpel	2/22/2024	22,756	$52.29	$550,013	1.4%
(1)The closing price of our common stock on February 21, 2024 was $51.86 and the closing price of our common stock on February 23, 2024 was $52.59.  As additional reference, the closing price of Olin’s stock on January 25, 2024, which preceded the earnings release after market close, was $51.75.  The closing stock price on January 26, 2024 was $55.15, 6.6% above the closing price prior to the earnings release.
(2)Mr. Lane’s stock options were granted in connection with his hiring as our President and CEO effective March 18,
2024, and as a result, he did not receive a stock option grant with our other NEOs on February 22, 2024.  Mr. Lane’s
March 18, 2024 stock option grant did not fall within a period beginning four business days before or one business day after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a report on Form 8-K that disclosed material nonpublic information.
(3)Mr. Sutton did not receive a stock option grant in 2024 as a result of his previously announced departure from the company.

Kenneth T. Lane [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Kenneth T. Lane (2)
Underlying Securities | shares	0
Exercise Price | $ / shares	$ 0
Fair Value as of Grant Date | $	$ 0
Underlying Security Market Price Change | Rate	0.00%
Todd A. Slater [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Todd A. Slater
Underlying Securities | shares		34,754
Exercise Price | $ / shares		$ 52.29
Fair Value as of Grant Date | $		$ 840,004
Underlying Security Market Price Change | Rate		1.40%
Brett A. Flaugher [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Brett A. Flaugher
Underlying Securities | shares		24,825
Exercise Price | $ / shares		$ 52.29
Fair Value as of Grant Date | $		$ 600,020
Underlying Security Market Price Change | Rate		1.40%
Dana C. O'Brien [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Dana C. O'Brien
Underlying Securities | shares		22,756
Exercise Price | $ / shares		$ 52.29
Fair Value as of Grant Date | $		$ 550,013
Underlying Security Market Price Change | Rate		1.40%
Florian J. Kohl [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Florian J. Kohl
Underlying Securities | shares		12,413
Exercise Price | $ / shares		$ 52.29
Fair Value as of Grant Date | $		$ 300,022
Underlying Security Market Price Change | Rate		1.40%
Scott M. Sutton [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Scott M. Sutton (3)
Underlying Securities | shares	0
Exercise Price | $ / shares	$ 0
Fair Value as of Grant Date | $	$ 0
Underlying Security Market Price Change | Rate	0.00%
Patrick M. Schumacher [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Patrick M. Schumacher
Underlying Securities | shares		24,825
Exercise Price | $ / shares		$ 52.29
Fair Value as of Grant Date | $		$ 600,020
Underlying Security Market Price Change | Rate		1.40%
Damian Gumpel [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Damian Gumpel
Underlying Securities | shares		22,756
Exercise Price | $ / shares		$ 52.29
Fair Value as of Grant Date | $		$ 550,013
Underlying Security Market Price Change | Rate		1.40%